Critical accounting judgements, estimates and assumptions	3 Months Ended
Sep. 30, 2024
Critical accounting judgements, estimates and assumptions [Abstract]
Critical accounting judgements, estimates and assumptions
Note 4. Critical accounting judgements, estimates and assumptions
When preparing the unaudited interim Consolidated Financial Statements, management undertakes a number of judgments, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgements, estimates and assumptions made by management, and will seldom equal the estimated results.
Other than the change in Functional Currency of the Company (refer to note 2 - Material accounting policies), the judgments, estimates and assumptions applied to the unaudited interim Consolidated Financial Statements, including the key sources of estimation uncertainty, were the same as those applied in the Group's Consolidation Financial Statement for the year ended 30 June 2024.